Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 19, 2020
Registrant Name	SYNTAX ETF TRUST
Entity Central Index Key	0001580843
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 19, 2020
Document Effective Date	May 19, 2020
Prospectus Date	May 01, 2020
Syntax Stratified SmallCap ETF | Syntax Stratified SmallCap ETF
Prospectus:
Trading Symbol	SSLY